Stockholders' Equity - Narrative (Detail) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 26, 2015	Feb. 20, 2015	Jun. 23, 2014	Jun. 17, 2014	Sep. 30, 2015	Jun. 23, 2014	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 14, 2014
Preferred Stock, Shares Authorized								5,000,000		5,000,000	5,000,000
Preferred Stock, Shares Issued								0		0	0
Preferred Stock, Shares Outstanding								0		0	0
Common Stock, Shares Authorized								50,000,000		50,000,000	50,000,000
Common Stock, Shares, Issued								719,353		709,024	252,174
Common Stock, Shares, Outstanding								719,353		709,024	252,174
Stock Issued During Period, Shares, New Issues		214,286
Proceeds from Issuance of Common Stock		$ 7,800,000							$ 13,095,000	$ 13,095,000	$ 6,644,000
Payments of Stock Issuance Costs		$ 1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		45 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 132,000
Share Price		$ 42.00
Class of Warrant or Right, Issued During Period	10,707
Issuance of Stock and Warrants for Services or Claims	$ 198,000								$ 330,000	$ 330,000	$ 300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 52.50
Adjustments to Additional Paid in Capital, Other	$ 8,800,000	$ 8,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								5,786		34,226
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,827			2,827
Stock Issued During Period, Shares, Conversion of Units				195,507
Capital Unit, Class C [Member]
Limited Partners' Capital Account, Units Outstanding												72,500
Limited Partners' Capital Account, Units Issued												72,500
Debt Conversion, Converted Instrument, Shares Issued				2,732,629
Stock Issued During Period, Shares, Conversion of Units				182,174
Capital Unit, Class B [Member]
Limited Partners' Capital Account, Units Outstanding												41,088
Limited Partners' Capital Account, Units Issued												41,088
Capital Unit, Class B [Member] | Unvested [Member]
Limited Partners' Capital Account, Units Outstanding												23,328
Capital Unit, Class A [Member]
Stock Issued During Period, Shares, Conversion of Units				13,333
Underwriter Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						45 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						$ 157,000
Share Price				$ 150.00
Issuance of Stock and Warrants for Services or Claims						$ 143,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						8,500
ATM Program [Member]
Stock Issued During Period, Shares, New Issues					182,333		182,333		182,333	182,333
Proceeds from Issuance of Common Stock					$ 4,000,000		$ 4,000,000		$ 4,000,000	$ 4,000,000
Payments of Stock Issuance Costs					$ 429,000		$ 429,000		$ 429,000	$ 429,000
IPO [Member]
Stock Issued During Period, Shares, New Issues			56,667
Payments of Stock Issuance Costs			$ 2,400,000
Share Price			$ 150.00			$ 150.00
Adjustments to Additional Paid in Capital, Other			$ 5,800,000
Proceeds from Issuance Initial Public Offering			$ 6,100,000
IPO [Member] | Underwriter Options [Member]
Share Price										$ 150.00
Over-Allotment Option [Member] | Underwriter Options [Member]
Payments of Stock Issuance Costs	$ 95,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	32,143	32,143
Proceeds from Stock Options Exercised	$ 1,300,000